Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Salaries, welfare and outsourcing fee payable	146,070	117,186
Accrued advertising and other expenses	51,517	55,524
Accrued professional service fees	7,342	11,316
Security deposits	3,376	9,642
Advances from agents	2,276	2,000
Accrued rental and property management fees	1,564	795
Accrued staff reimbursements	8,758	10,756
Others	1,895	2,691
Total	222,798	209,910